Contingencies, commitments and restrictions on the distribution of profits (Tables)	12 Months Ended
Dec. 31, 2025
Contingencies, commitments and restrictions on the distribution of profits
Schedule of commitments

				Current
		Number of	Concession Start	Concession
Country	Concession	Airports	Date	End Date	Extension Details
Argentina	AA2000	35	1998	2038
	ANSA	1	2001	2026
	BBL	1	2008	2033	10 years
Italy	TA (SAT)	1	2006	2048
	TA (ADF)	1	2003	2045
Brazil	ICAB	1	2012	2037	5 years
Uruguay	PDS	7	2003	2053(1)
	CAISA	1	1993	2043(2)
Ecuador	TAGSA	1	2004	2031
	ECOGAL	1	2011	2032(3)
Armenia	AIA	2	2002	2067(3) (4)
Total		52

(1)	In 2021, the Group obtained a twenty-year extension and the concession of six new regional airports, of which PDS has taken control between 2022 and 2025.
(2)	In 2024, the Group obtained a ten-year extension until 2043.
(3)	In 2026, the concession terms have been extended, please refer to note 33.
(4)	The agreement provides for the possibility to discuss future extensions upon mutual agreement.

Schedule of equity Luxembourg laws and regulations

	At December 31,
	2025	2024	2023
Share capital	165,219	163,223	163,223
Share premium	221,434	183,430	183,430
Reserve for own shares	3,918	4,094	4,322
Legal reserve	10,017	7,419	3,676
Free distributable reserves	378,910	378,910	378,910
Non-distributable reserves	1,354,109	1,353,934	1,353,706
Retained earnings	187,460	86,099	37,890
Total equity in accordance with Luxembourg law	2,321,067	2,177,109	2,125,157